Goodwill and Identifiable Intangible Assets - Schedule of Reportable Segments by Reporting Units (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Roll Forward]
Beginning Balance	$ 785,032
Goodwill acquired	79,372
Effect of foreign currency translation	64,589
Ending Balance	$ 928,993